Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography and industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
On-balance sheet:
Cash and balances at central banks	£ 202,142	£ 169,085	£ 155,902
Cash collateral and settlement balances	107,862	88,085
Loans and advances at amortised cost	182,507	145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Trading Portfolio Assets	133,771	146,871
Financial assets at fair value through the income statement	211,128	188,226
Derivative financial instruments	302,976	262,291
Financial assets at fair value through other comprehensive income	45,084	45,908
Other financial assets	1,503	994
Total assets	1,203,537	1,061,778	£ 1,059,700
Off-balance sheet:
Contingent liabilities	25,800	23,746
Total off-balance sheet	360,777	308,197
Credit risk
On-balance sheet:
Cash and balances at central banks	202,142	169,085
Cash collateral and settlement balances	107,862	88,085
Loans and advances at amortised cost	182,507	145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Trading Portfolio Assets	68,628	63,225
Financial assets at fair value through the income statement	206,194	183,428
Derivative financial instruments	302,976	262,291
Financial assets at fair value through other comprehensive income	45,083	45,907
Other financial assets	1,503	994
Total assets	1,117,620	961,451
Off-balance sheet:
Contingent liabilities	25,800	23,746
Loan commitments	334,977	284,451
Total off-balance sheet	360,777	308,197
Total	1,478,397	1,269,648
Credit risk | Banks
On-balance sheet:
Cash and balances at central banks	675	28
Cash collateral and settlement balances	14,965	14,605
Loans and advances at amortised cost	8,753	7,955
Reverse repurchase agreements and other similar secured lending	583	595
Trading Portfolio Assets	4,638	2,560
Financial assets at fair value through the income statement	30,982	26,239
Derivative financial instruments	128,161	120,607
Financial assets at fair value through other comprehensive income	9,293	9,942
Other financial assets	345	401
Total assets	198,395	182,932
Off-balance sheet:
Contingent liabilities	1,108	1,005
Loan commitments	1,779	1,340
Total off-balance sheet	2,887	2,345
Total	201,282	185,277
Credit risk | Other financial insti-tutions
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	78,705	61,252
Loans and advances at amortised cost	49,102	33,563
Reverse repurchase agreements and other similar secured lending	92	2,049
Trading Portfolio Assets	9,314	8,818
Financial assets at fair value through the income statement	149,917	131,232
Derivative financial instruments	152,840	117,050
Financial assets at fair value through other comprehensive income	2,444	2,972
Other financial assets	1,020	474
Total assets	443,434	357,410
Off-balance sheet:
Contingent liabilities	8,075	7,772
Loan commitments	63,801	53,212
Total off-balance sheet	71,876	60,984
Total	515,310	418,394
Credit risk | Manu- facturing
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	229	320
Loans and advances at amortised cost	7,346	5,821
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	5,007	4,881
Financial assets at fair value through the income statement	705	763
Derivative financial instruments	4,095	4,168
Financial assets at fair value through other comprehensive income	0	0
Other financial assets	9	1
Total assets	17,391	15,954
Off-balance sheet:
Contingent liabilities	3,695	3,080
Loan commitments	44,808	42,434
Total off-balance sheet	48,503	45,514
Total	65,894	61,468
Credit risk | Const- ruction and property
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	67	79
Loans and advances at amortised cost	16,460	13,714
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	1,405	1,048
Financial assets at fair value through the income statement	1,707	5,444
Derivative financial instruments	597	1,898
Financial assets at fair value through other comprehensive income	592	514
Other financial assets	0	0
Total assets	20,828	22,697
Off-balance sheet:
Contingent liabilities	1,430	1,342
Loan commitments	11,887	15,752
Total off-balance sheet	13,317	17,094
Total	34,145	39,791
Credit risk | Govern- ment and central bank
On-balance sheet:
Cash and balances at central banks	201,467	169,057
Cash collateral and settlement balances	12,739	10,684
Loans and advances at amortised cost	17,828	15,462
Reverse repurchase agreements and other similar secured lending	50	533
Trading Portfolio Assets	36,335	32,483
Financial assets at fair value through the income statement	16,598	13,935
Derivative financial instruments	3,027	7,233
Financial assets at fair value through other comprehensive income	32,372	31,975
Other financial assets	1	8
Total assets	320,417	281,370
Off-balance sheet:
Contingent liabilities	1,008	1,092
Loan commitments	1,501	1,360
Total off-balance sheet	2,509	2,452
Total	322,926	283,822
Credit risk | Energy and water
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	269	390
Loans and advances at amortised cost	5,541	4,244
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	2,330	4,043
Financial assets at fair value through the income statement	184	76
Derivative financial instruments	4,778	3,544
Financial assets at fair value through other comprehensive income	0	0
Other financial assets	1	0
Total assets	13,103	12,297
Off-balance sheet:
Contingent liabilities	3,891	3,284
Loan commitments	29,594	26,447
Total off-balance sheet	33,485	29,731
Total	46,588	42,028
Credit risk | Wholesale and retail distribution and leisure
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	136	60
Loans and advances at amortised cost	8,164	7,266
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	789	1,734
Financial assets at fair value through the income statement	479	181
Derivative financial instruments	1,541	1,172
Financial assets at fair value through other comprehensive income	0	0
Other financial assets	0	0
Total assets	11,109	10,413
Off-balance sheet:
Contingent liabilities	1,138	1,182
Loan commitments	16,308	15,811
Total off-balance sheet	17,446	16,993
Total	28,555	27,406
Credit risk | Business and other services
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	166	354
Loans and advances at amortised cost	16,810	13,881
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	2,782	4,716
Financial assets at fair value through the income statement	3,897	3,547
Derivative financial instruments	3,175	2,825
Financial assets at fair value through other comprehensive income	112	444
Other financial assets	118	105
Total assets	27,060	25,872
Off-balance sheet:
Contingent liabilities	3,177	3,118
Loan commitments	24,672	25,201
Total off-balance sheet	27,849	28,319
Total	54,909	54,191
Credit risk | Home loans
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	11,405	10,985
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	1,255	1,595
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Other financial assets	0	0
Total assets	12,660	12,580
Off-balance sheet:
Contingent liabilities	0	0
Loan commitments	120	341
Total off-balance sheet	120	341
Total	12,780	12,921
Credit risk | Cards, unsecured loans and other personal lending
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	34,483	26,477
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Other financial assets	0	0
Total assets	34,483	26,477
Off-balance sheet:
Contingent liabilities	143	73
Loan commitments	114,820	76,759
Total off-balance sheet	114,963	76,832
Total	149,446	103,309
Credit risk | Other
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	586	341
Loans and advances at amortised cost	6,615	5,891
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	6,028	2,942
Financial assets at fair value through the income statement	470	416
Derivative financial instruments	4,762	3,794
Financial assets at fair value through other comprehensive income	270	60
Other financial assets	9	5
Total assets	18,740	13,449
Off-balance sheet:
Contingent liabilities	2,135	1,798
Loan commitments	25,687	25,794
Total off-balance sheet	27,822	27,592
Total	46,562	41,041
United Kingdom | Credit risk
On-balance sheet:
Cash and balances at central banks	74,792	45,470
Cash collateral and settlement balances	37,994	30,107
Loans and advances at amortised cost	67,271	62,269
Reverse repurchase agreements and other similar secured lending	0	9
Trading Portfolio Assets	9,341	12,852
Financial assets at fair value through the income statement	28,769	26,096
Derivative financial instruments	99,695	78,449
Financial assets at fair value through other comprehensive income	5,228	4,525
Other financial assets	1,367	747
Total assets	324,457	260,524
Off-balance sheet:
Contingent liabilities	7,530	7,926
Loan commitments	45,027	46,616
Total off-balance sheet	52,557	54,542
Total	377,014	315,066
Americas | Credit risk
On-balance sheet:
Cash and balances at central banks	49,830	38,735
Cash collateral and settlement balances	36,503	28,272
Loans and advances at amortised cost	72,633	50,718
Reverse repurchase agreements and other similar secured lending	127	123
Trading Portfolio Assets	35,481	29,478
Financial assets at fair value through the income statement	106,715	95,456
Derivative financial instruments	101,402	91,992
Financial assets at fair value through other comprehensive income	17,950	20,750
Other financial assets	118	224
Total assets	420,759	355,748
Off-balance sheet:
Contingent liabilities	11,297	10,329
Loan commitments	240,343	192,270
Total off-balance sheet	251,640	202,599
Total	672,399	558,347
Europe | Credit risk
On-balance sheet:
Cash and balances at central banks	73,677	76,846
Cash collateral and settlement balances	21,962	21,754
Loans and advances at amortised cost	31,532	23,576
Reverse repurchase agreements and other similar secured lending	329	351
Trading Portfolio Assets	16,925	15,062
Financial assets at fair value through the income statement	41,355	30,080
Derivative financial instruments	77,106	75,245
Financial assets at fair value through other comprehensive income	15,929	15,603
Other financial assets	13	17
Total assets	278,828	258,534
Off-balance sheet:
Contingent liabilities	4,811	3,957
Loan commitments	42,533	38,567
Total off-balance sheet	47,344	42,524
Total	326,172	301,058
Asia | Credit risk
On-balance sheet:
Cash and balances at central banks	3,552	7,789
Cash collateral and settlement balances	10,345	7,210
Loans and advances at amortised cost	5,958	4,775
Reverse repurchase agreements and other similar secured lending	262	2,508
Trading Portfolio Assets	5,300	4,943
Financial assets at fair value through the income statement	20,535	21,798
Derivative financial instruments	22,299	14,709
Financial assets at fair value through other comprehensive income	5,718	4,666
Other financial assets	3	6
Total assets	73,972	68,404
Off-balance sheet:
Contingent liabilities	1,760	1,131
Loan commitments	4,321	5,079
Total off-balance sheet	6,081	6,210
Total	80,053	74,614
Africa and Middle East | Credit risk
On-balance sheet:
Cash and balances at central banks	291	245
Cash collateral and settlement balances	1,058	742
Loans and advances at amortised cost	5,113	3,921
Reverse repurchase agreements and other similar secured lending	7	186
Trading Portfolio Assets	1,581	890
Financial assets at fair value through the income statement	8,820	9,998
Derivative financial instruments	2,474	1,896
Financial assets at fair value through other comprehensive income	258	363
Other financial assets	2	0
Total assets	19,604	18,241
Off-balance sheet:
Contingent liabilities	402	403
Loan commitments	2,753	1,919
Total off-balance sheet	3,155	2,322
Total	£ 22,759	£ 20,563